Share-based compensation	6 Months Ended
Jun. 30, 2025
Share-based compensation
Share-based compensation

12. Share-based compensation

Share-based option awards

As of June 30, 2025, there are equity-based instruments outstanding that the Company has granted under two different plans.

The Company’s 2016 Share Option and Incentive Plan (SOIP) was approved by the shareholders at the ordinary shareholders’ meeting in November 2016. The 2016 Plan authorizes the grant of incentive and non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, performance share awards, performance-based awards to covered employees and dividend equivalent rights. The Company only grants equity-based instruments from the SOIP as of June 30, 2025.

The number and weighted-average exercise prices (in CHF) of options under the share option programs for Plans C1 and the 2016 SOIP are as follows:

		Weighted-	Weighted-
		average	average
	Number of	exercise price	remaining
	options	(CHF)	term (years)
Outstanding at January 1, 2024	4,949,177	4.11	7.2
Forfeited during the year	(135,118)	3.28	—
Expired during the year	(205,634)	5.41	—
Exercised during the year	(4,278)	3.11	—
Granted during the year	406,680	3.40	—
Outstanding at December 31, 2024	5,010,827	4.50	6.3
Exercisable at December 31, 2024	4,097,932	4.79	5.9
Outstanding at January 1, 2025	5,010,827	4.50	6.3
Forfeited during the period	(53,954)	3.42	—
Expired during the period	(51,448)	1.81	—
Exercised during the period	(15,000)	0.15
Granted during the period	369,231	2.63	—
Outstanding at June 30, 2025	5,259,656	4.42	6.3
Exercisable at June 30, 2025	4,490,957	4.69	6.0

Restricted share awards

A summary of share awards (restricted share and restricted share units) activity as of June 30, 2025 and changes during six months ended is presented below:

		Weighted-
		average
	Number of	grant date fair
	shares	value (CHF)
Non-vested at January 1, 2024	1,003,743	1.97
Forfeited during the year	(97,841)	3.26
Exercised during the year	(99,018)	2.54
Granted during the year	1,094,876	4.04
Vested during the year	(1,064,554)	3.05
Non-vested at December 31, 2024	822,740	3.12
Vested and exercisable at December 31, 2024	1,377,903	3.25
Non-vested at December 31, 2024	822,740	3.12
Forfeited during the period	(74,085)	3.44
Exercised during the period	(56,630)	2.72
Cancelled during the period	(34,612)	2.04
Granted during the period	1,303,342	2.43
Vested during the period	(491,585)	2.60
Non-vested at June 30, 2025	1,549,046	2.72
Vested and exercisable at June 30, 2025	1,789,612	3.09

The expense charged against the income statement was CHF 1.1 million and CHF 1.4 million for the three months ended June 30, 2025 and 2024, respectively. For the six months ended June 30, 2025 and 2024, the expense charged against the income statement was CHF 2.7 million and CHF 3.3 million, respectively. The expense is determined by the Company based on the number of instruments that are expected to become exercisable.